Related Party Transactions - Private placement warrants (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	May 18, 2018
Related Party Transaction [Line Items]
Number of warrants to purchase preferred stock		1,102,752	12,500
Price per warrant			$ 3.04
Seven Oaks Acquisition Corp
Related Party Transaction [Line Items]
Number of warrants to purchase preferred stock	18,525,000	18,525,000
Proceeds from sale of Private Placement Warrants	$ 5,587,501
Private Placement Warrants | Seven Oaks Acquisition Corp
Related Party Transaction [Line Items]
Number of warrants to purchase preferred stock		5,587,500
Price of warrant		$ 1.00
Proceeds from sale of Private Placement Warrants		$ 5,600,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days
Number of shares per warrant		1
Price per warrant		$ 11.50